Shareholder Fees - FidelitySAIUSValueIndexFund-PRO	Sep. 29, 2022 USD ($)
FidelitySAIUSValueIndexFund-PRO | Fidelity SAI U.S. Value Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none